DERIVATIVE INSTRUMENTS - CREDIT RISK EXPOSURE (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Credit Risk Exposure [Line Items]
Gross Credit Exposure	$ 177,750
Investment grade
Credit Risk Exposure [Line Items]
Gross Credit Exposure	132,105
Noninvestment grade
Credit Risk Exposure [Line Items]
Gross Credit Exposure	8,527
Internally-rated investment grade
Credit Risk Exposure [Line Items]
Gross Credit Exposure	24,647
Internally-rated noninvestment grade
Credit Risk Exposure [Line Items]
Gross Credit Exposure	$ 12,471